Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2015	Aug. 31, 2014
Columbia Small Cap Growth Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 31,876	$ 27,014	$ 23,286	$ 38,981	$ 27,790	$ 20,040	$ 18,637	$ 13,986	$ 11,455	$ 11,163	$ 10,000
Columbia Small Cap Growth Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 34,050	28,671	24,550	40,833	28,922	20,726	19,144	14,274	11,609	11,238	10,000
Columbia Small Cap Growth Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 33,880	28,522	24,451	40,675	28,825	20,663	19,103	14,248	11,596	11,233	10,000
Columbia Small Cap Growth Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 33,521	28,251	24,242	40,377	28,636	20,550	19,013	14,198	11,570	11,216	10,000
Columbia Small Cap Growth Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 30,330	25,817	22,370	37,638	26,964	19,535	18,268	13,779	11,343	11,107	10,000
Columbia Small Cap Growth Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 33,516	28,247	24,240	40,373	28,639	20,542	19,011	14,197	11,572	11,218	10,000
Columbia Small Cap Growth Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 30,813	26,044	22,403	37,398	26,592	19,123	17,746	13,281	10,848	10,545	9,426
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® 2000 Growth Index
Account Value	$ 22,006	18,701	17,514	23,433	17,280	14,734	16,559	12,668	10,884	10,511	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell® 3000 Index
Account Value	$ 32,071	$ 25,424	$ 22,155	$ 25,548	$ 19,203	$ 15,813	$ 15,608	$ 12,980	$ 11,184	$ 10,036	$ 10,000